Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Assets and Liabilities Classified as Held for Sale

	€ million	€ million	€ million
	2017 Spreads(a)	2017 Total	2016 Total(b)

Property, plant and equipment held for sale	-	30	22

Disposal groups held for sale
Non-current assets
Goodwill and intangibles	2,311	2,311	98
Property, plant and equipment	548	552	46
Deferred tax assets	145	145	-
Other non-current assets	1	1	-
	3,005	3,009	144
Current assets
Inventories	130	130	34
Trade and other receivables	17	18	1
Current tax assets	13	13	-
Cash and cash equivalents	19	19	-
Other	-	5	5
	179	185	40
Assets held for sale	3,184	3,224	206

Current liabilities
Trade payables and other current liabilities	106	106	1
Current tax liabilities	11	11	-
Provisions	1	1	-
	118	118	1
Non-current liabilities
Pensions and post-retirement healthcare liabilities	9	9	-
Provisions	1	1	-
Deferred tax liabilities	42	42	-
	52	52	-
Liabilities held for sale	170	170	1

(a)	Refer to note 21 for an explanation of this disposal.
(b)	In 2016, disposal groups held for sale were primarily related to the AdeS soy beverage business in Latin America.